DoubleLine Shiller Enhanced International CAPE®

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 7.3%
14,841	DRB Prime Student Loan Trust, Series 2015-B-A3	2.54%	^	04/27/2026	14,843
236,375	Global SC Finance SRL, Series 2014-1A-A1	3.19%	^	07/17/2029	236,618
500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	515,635
250,000	SBA Tower Trust	3.17%	^	04/11/2022	252,068
68,921	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	69,405
333,002	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/25/2026	333,702
43,149	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	43,124
92,161	SoFi Consumer Loan Program Trust, Series 2018-1-A1	2.55%	^	02/25/2027	92,123
1,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	1,002,415
234,552	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/20/2042	239,997
397,626	Westlake Automobile Receivables Trust, Series 2017-1A-C	2.70%	^	10/17/2022	397,769
1,500,000	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	1,500,753

Total Asset Backed Obligations (Cost $4,666,442)					4,698,452

Collateralized Loan Obligations - 15.4%
500,000	Anchorage Capital Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.27%)	3.87%	^	07/15/2030	499,691
250,000	Benefit Street Partners Ltd., Series 2013-IIIA-A1R (3 Month LIBOR USD + 1.25%)	3.84%	^	07/20/2029	250,347
2,000,000	Cathedral Lake Ltd., Series 2016-4A-A (3 Month LIBOR USD + 1.65%)	4.24%	^	10/20/2028	2,002,715
500,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	3.92%	^	07/13/2029	500,685
500,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	3.93%	^	07/20/2030	501,287
500,000	Gilbert Park Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.19%)	3.79%	^	10/15/2030	499,493
500,000	Highbridge Loan Management, Series 3A-2014-CR (3 Month LIBOR USD + 3.60%)	6.20%	^	07/18/2029	500,695
500,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	3.92%	^	07/15/2029	500,868
1,000,000	Milos Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.25%)	3.84%	^	10/20/2030	998,399
1,000,000	Newark BSL Ltd., Series 2016-1A-A2 (3 Month LIBOR USD + 2.20%)	4.78%	^	12/21/2029	1,000,736
547,173	Palmer Square Loan Funding Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 0.74%)	3.34%	^	10/15/2025	546,633
500,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	3.78%	^	05/21/2029	499,687
82,375	Venture Ltd., Series 2006-7A-A2 (3 Month LIBOR USD + 0.24%)	2.83%	^	01/20/2022	82,379
500,000	Venture Ltd., Series 2017-29A-A (3 Month LIBOR USD + 1.28%)	3.80%	^	09/07/2030	500,082
1,000,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	3.74%	^	01/15/2031	995,959

Total Collateralized Loan Obligations (Cost $9,917,187)					9,879,656

Foreign Corporate Bonds - 8.5%
150,000	AstraZeneca PLC	2.38%		11/16/2020	150,066
95,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	96,411
200,000	Banco BTG Pactual S.A.	5.75%		09/28/2022	208,800
150,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	155,252
200,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	203,490
200,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	212,002
100,000	Bancolombia S.A.	5.95%		06/03/2021	105,880
200,000	Banistmo S.A.	3.65%	^	09/19/2022	201,250
90,000	Bank of Montreal	2.90%		03/26/2022	91,452
200,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	210,962
200,000	C&W Senior Financing DAC	7.50%		10/15/2026	209,000
200,000	CK Hutchison Capital Securities Ltd. (5 Year CMT Rate + 2.07%)	4.00%	†	05/12/2022	199,755
200,000	CNOOC Finance Ltd.	3.00%		05/09/2023	201,971
200,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	200,200
110,000	Freeport-McMoRan, Inc.	4.55%		11/14/2024	112,722
200,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	206,625
200,000	Israel Electric Corporation Ltd.	6.88%		06/21/2023	227,296
200,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	203,176
200,000	MARB BondCo PLC	7.00%		03/15/2024	209,142
65,000	Mitsubishi UFJ Financial Group, Inc.	3.22%		03/07/2022	66,376
200,000	Multibank, Inc.	4.38%		11/09/2022	205,002
100,000	Pampa Energia S.A.	7.38%		07/21/2023	97,001
200,000	Pertamina Persero PT	4.88%		05/03/2022	211,100
200,000	Perusahaan Penerbit	3.40%		03/29/2022	203,268
50,000	Petrobras Global Finance B.V.	5.30%		01/27/2025	53,175
200,000	PTTEP Treasury Center Company Ltd. (5 Year CMT Rate + 2.72%)	4.60%	†	07/17/2022	202,531
145,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	144,408
200,000	Tecnoglass, Inc.	8.20%		01/31/2022	212,000
95,000	Toronto-Dominion Bank	3.25%		06/11/2021	96,940
200,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	207,250
200,000	Vedanta Resources PLC	7.13%		05/31/2023	197,550
150,000	YPF S.A.	8.50%		03/23/2021	153,150

Total Foreign Corporate Bonds (Cost $5,335,436)					5,455,203

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.1%
66,667	Dominican Republic International Bond	7.50%		05/06/2021	70,333

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $70,529)					70,333

Non-Agency Commercial Mortgage Backed Obligations - 12.3%
207,000	AREIT Trust, Series 2018-CRE1-AS (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.65%	^	02/14/2035	207,322
136,000	AREIT Trust, Series 2018-CRE1-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	4.05%	^	02/14/2035	136,552
251,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%)	5.44%	^	12/15/2036	253,667
115,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.79%	^	06/15/2035	116,051
177,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	4.49%	^	09/15/2035	175,707
6,982,000	BB-UBS Trust, Series 2012-SHOW-XA	0.73%	#^I/O	11/05/2036	217,694
3,844,000	BB-UBS Trust, Series 2012-SHOW-XB	0.28%	#^I/O	11/05/2036	37,578
42,889	Bsprt Issuer Ltd., Series 2017-FL2-AS (1 Month LIBOR USD + 1.10%, 1.10% Floor)	3.49%	^	10/15/2034	42,966
93,000	Bsprt Issuer Ltd., Series 2017-FL2-B (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.79%	^	10/15/2034	93,263
321,000	BX Trust, Series 2017-FL1-C (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.34%	^	06/15/2035	322,599
850,000	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	4.44%	^	07/15/2034	851,297
234,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-D	4.50%	#^	10/15/2034	244,611
234,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-E	4.50%	#^	10/15/2034	241,672
3,545,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.85%	#^I/O	02/15/2033	191,550
3,005,230	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.33%	#I/O	03/10/2047	138,661
268,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.90% Floor)	5.19%	^	12/15/2036	269,926
255,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.75% Floor)	6.04%	^	12/15/2036	257,305
128,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.54%	^	05/15/2036	128,227
312,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.67%	#^	11/10/2047	268,883
6,137,931	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.70%	#I/O	11/10/2049	182,160
190,000	Hunt Ltd., Series 2018-FL2-C (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.74%	^	08/15/2028	190,902
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.88%	#^	01/05/2031	303,689
104,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	110,380
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54%	^	07/05/2033	307,524
252,000	Monarch Beach Resort Trust, Series 2018-MBR-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	4.94%	^	07/15/2035	253,655
88,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%)	4.59%	^	11/15/2034	88,112
188,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%)	5.54%	^	11/15/2034	188,231
142,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%)	6.74%	^	11/15/2034	142,269
15,277,000	Morgan Stanley Capital Trust, Series 2017-ASHF-XCP	0.00%	#^I/O	11/15/2019	15
240,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.99%	^	11/15/2034	239,334
172,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.44%	^	10/15/2037	172,926
8,548,349	SLIDE, Series 2018-FUN-XCP	0.98%	#^I/O	12/15/2020	118,568
323,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-C	4.69%	#	10/15/2045	340,033
310,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-D	4.92%	#^	10/15/2045	320,356
8,028,144	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.87%	#I/O	07/15/2058	237,830
5,473,812	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.14%	#I/O	12/15/2048	246,282
260,213	Wells Fargo Commercial Mortgage Trust, Series 2018-BXI-E (1 Month LIBOR USD + 2.16%)	4.55%	^	12/15/2036	260,327

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $7,933,005)					7,898,124

Non-Agency Residential Collateralized Mortgage Obligations - 12.0%
636,912	Alternative Loan Trust, Series 2005-64CB-1A10	5.75%		12/25/2035	640,290
600,000	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43%	^§	06/28/2034	600,600
850,556	CIM Trust, Series 2017-8-A1	3.00%	#^	12/25/2065	855,616
296,000	Citigroup Mortgage Loan Trust, Series 2006-AR2-1A2	4.80%	#	03/25/2036	287,676
544,584	COLT Mortgage Loan Trust, Series 2018-1-A1	2.93%	#^	02/25/2048	544,893
416,472	CSMC Trust, Series 2018-RPL7-A1	4.00%	^	08/26/2058	423,342
689,477	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	700,495
154,407	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	#^	12/26/2046	154,847
154,407	Deephaven Residential Mortgage Trust, Series 2017-1A-A2	2.93%	#^	12/26/2046	154,871
139,191	GCAT LLC, Series 2017-2-A1	3.50%	^§	04/25/2047	139,677
308,906	GCAT LLC, Series 2018-1-A1	3.84%	^§	06/25/2048	311,421
854,069	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^§	07/25/2057	856,634
868,837	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	889,634
308,160	Verus Securitization Trust, Series 2017-1A-A2	3.16%	#^	01/25/2047	310,105
592,044	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	594,896
217,144	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	219,035

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $7,603,743)					7,684,032

US Corporate Bonds - 6.3%
50,000	Air Lease Corporation	2.50%		03/01/2021	50,046
45,000	Altria Group, Inc.	3.49%		02/14/2022	46,281
90,000	American Express Company	3.70%		11/05/2021	92,733
95,000	Analog Devices, Inc.	2.95%		01/12/2021	95,875
90,000	Anthem, Inc.	2.50%		11/21/2020	90,191
90,000	AT&T, Inc.	2.80%		02/17/2021	90,584
90,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	3.27%		03/05/2024	90,141
140,000	BAT Capital Corporation	2.30%		08/14/2020	139,700
105,000	Bristol-Myers Squibb Company	2.60%	^	05/16/2022	106,553
135,000	Capital One Financial Corporation	2.40%		10/30/2020	135,152
135,000	Cardinal Health, Inc.	2.62%		06/15/2022	135,740
100,000	Cigna Corporation	3.40%	^	09/17/2021	101,952
155,000	Cintas Corporation	2.90%		04/01/2022	157,645
145,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	3.54%		06/01/2024	145,877
100,000	Comcast Corporation	3.45%		10/01/2021	102,906
145,000	Consolidated Edison, Inc.	2.00%		03/15/2020	144,543
110,000	CVS Health Corporation	2.80%		07/20/2020	110,296
185,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	184,312
100,000	Delta Air Lines, Inc.	3.40%		04/19/2021	101,524
40,000	DuPont de Nemours, Inc.	3.77%		11/15/2020	40,771
105,000	eBay, Inc.	2.75%		01/30/2023	105,604
65,000	FedEx Corporation	3.40%		01/14/2022	66,645
80,000	General Electric Company	2.70%		10/09/2022	79,912
100,000	General Motors Financial Company	3.20%		07/06/2021	100,884
90,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	91,854
70,000	Marsh & McLennan Companies, Inc. (3 Month LIBOR USD + 1.20%)	3.52%		12/29/2021	70,204
100,000	Microchip Technology, Inc.	3.92%		06/01/2021	101,814
100,000	Mondelez International, Inc.	3.00%		05/07/2020	100,417
135,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	3.52%		07/22/2022	135,889
95,000	NextEra Energy Capital Holdings. Inc.	2.90%		04/01/2022	96,653
102,000	Northrop Grumman Corporation	2.08%		10/15/2020	101,855
95,000	Omnicom Capital, Inc.	3.63%		05/01/2022	98,157
150,000	Packaging Corporation of America	2.45%		12/15/2020	149,895
90,000	PSEG Power LLC	3.85%		06/01/2023	93,801
65,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	67,852
45,000	Sherwin-Williams Company	2.25%		05/15/2020	44,924
65,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	66,525
95,000	Union Pacific Corporation	3.20%		06/08/2021	96,695
90,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	3.62%		05/15/2025	91,232
95,000	Waste Management, Inc.	2.95%		06/15/2024	97,745

Total US Corporate Bonds (Cost $3,971,624)					4,021,379

US Government and Agency Mortgage Backed Obligations - 8.4%
1,725,049	Federal Home Loan Mortgage Corporation, Series 3312-FJ (1 Month LIBOR USD + 0.22%, 0.22% Floor, 7.00% Cap)	2.61%		07/15/2036	1,715,333
2,195,951	Federal Home Loan Mortgage Corporation, Series 3747-FA (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.89%		10/15/2040	2,207,040
1,419,048	Federal National Mortgage Association, Series 2013-74-YA	3.00%		05/25/2042	1,448,612

Total US Government and Agency Mortgage Backed Obligations (Cost $5,301,117)					5,370,985

US Government and Agency Obligations - 4.2%
880,000	United States Treasury Notes	2.25%	‡	03/31/2020	881,512
1,110,000	United States Treasury Notes	1.63%	‡	04/30/2023	1,105,382
700,000	United States Treasury Notes	2.25%		12/31/2023	714,889

Total US Government and Agency Obligations (Cost $2,652,556)					2,701,783

Affiliated Mutual Funds - 9.2%
612,298	DoubleLine Floating Rate Fund (Class I)				5,902,549

Total Affiliated Mutual Funds (Cost $6,061,747)					5,902,549

Short Term Investments - 10.6%
2,119,124	First American Government Obligations Fund - Class U	2.31%	◆		2,119,124
2,119,124	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.26%	◆		2,119,124
2,119,124	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.24%	◆		2,119,124
400,000	United States Treasury Bills	0.00%		09/19/2019	398,161

Total Short Term Investments (Cost $6,755,293)					6,755,533

Total Investments - 94.3% (Cost $60,268,679)					60,438,029
Other Assets in Excess of Liabilities - 5.7%					3,676,210

NET ASSETS - 100.0%					$64,114,239

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $29,057,664 or 45.3% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2019.

†	Perpetual Maturity

I/O	Interest only security

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2019.

◆	Seven-day yield as of June 30, 2019

‡	All or a portion of this security has been pledged as collateral in connection with forward currency exchange contracts.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	15.4%
Non-Agency Commercial Mortgage Backed Obligations	12.3%
Non-Agency Residential Collateralized Mortgage Obligations	12.0%
Short Term Investments	10.6%
Affiliated Mutual Funds	9.2%
Foreign Corporate Bonds	8.5%
US Government and Agency Mortgage Backed Obligations	8.4%
Asset Backed Obligations	7.3%
US Corporate Bonds	6.3%
US Government and Agency Obligations	4.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.1%
Other Assets and Liabilities	5.7%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	15.4%
Non-Agency Commercial Mortgage Backed Obligations	12.3%
Non-Agency Residential Collateralized Mortgage Obligations	12.0%
Short Term Investments	10.6%
Affiliated Mutual Funds	9.2%
US Government and Agency Mortgage Backed Obligations	8.4%
Asset Backed Obligations	7.3%
Banking	4.3%
US Government and Agency Obligations	4.2%
Energy	1.7%
Utilities	1.0%
Healthcare	0.8%
Finance	0.6%
Media	0.6%
Telecommunications	0.6%
Mining	0.5%
Automotive	0.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.4%
Pharmaceuticals	0.4%
Aerospace & Defense	0.4%
Building and Development (including Steel/Metals)	0.3%
Consumer Products	0.3%
Conglomerates	0.3%
Technology	0.3%
Beverage and Tobacco	0.3%
Transportation	0.3%
Industrial Equipment	0.2%
Pulp & Paper	0.2%
Commercial Services	0.2%
Food Products	0.2%
Environmental Control	0.2%
Chemicals/Plastics	0.2%
Diversified Manufacturing	0.1%
Insurance	0.1%
Other Assets and Liabilities	5.7%

100.0%

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	07/31/2019	3,900,000	EUR	$24,310
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	08/30/2019	10,500,000	EUR	557,422
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	12/20/2019	9,800,000	EUR	1,120,824
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	02/28/2020	4,500,000	EUR	525,035
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	06/30/2020	20,000,000	EUR	974,561
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	07/31/2020	5,000,000	EUR	37,998

								$3,240,150

Ħ

Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2019, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

FORWARD CURRENCY EXCHANGE CONTRACTS

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
07/31/2019	Goldman Sachs	4,000,000	EUR	$4,561,159	4,582,845	USD	$4,582,845	$21,686
07/31/2019	JP Morgan Securities LLC	2,000,000	EUR	2,280,580	2,263,834	USD	2,263,834	(16,746)
07/31/2019	JP Morgan Securities LLC	9,581,149	USD	9,581,149	8,300,000	EUR	9,464,406	(116,743)
07/31/2019	Goldman Sachs	59,624,065	USD	59,624,065	51,400,000	EUR	58,610,899	(1,013,166)

				$76,046,953			$74,921,984	$(1,124,969)

EUR	Euro

USD	US Dollar

A summary of the DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended June 30, 2019 is as follows:

Fund	Value at March 31, 2019	Gross Purchases	Gross Sales	Shares Held at June 30, 2019	Value at June 30, 2019	Change in Unrealized for the Period Ended June 30, 2019	Dividend Income Earned in the Period Ended June 30, 2019	Net Realized Gain (Loss) in the Period Ended June 30, 2019
DoubleLine Floating Rate Fund (Class I)	$5,908,672	$-	$-	612,298	$5,902,549	$(6,123)	$80,390	$(35,437)

	$5,908,672	$-	$-	612,298	$5,902,549	$(6,123)	$80,390	$(35,437)

Notes to Schedule of Investments June 30, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund and Doubleline Emerging Markets Local Currency Bond Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, Infrastructure Income Fund, and Strategic Commodity Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,501,245,135	$458,192,157	$64,170,160	$52,369,809	$80,161,041	$3,509,571

Affiliated Mutual Funds	—	1,391,458,534	—	64,575,934	49,800,000	—

Exchange Traded Funds and Common Stocks	—	1,356,900	2,284,975	61,757,005	893,288	—

Real Estate Investment Trusts	—	—	—	2,806,856	—	—

Total Level 1	1,501,245,135	1,851,007,591	66,455,135	181,509,604	130,854,329	3,509,571

Level 2

US Government and Agency Mortgage Backed Obligations	23,467,181,842	1,718,237,591	—	6,087,768	332,697,127	—

Non-Agency Residential Collateralized Mortgage Obligations	13,870,898,355	1,027,265,278	—	14,160,060	1,297,177,522	—

US Government and Agency Obligations	4,347,742,046	1,934,647,087	—	—	334,382,654	—

Non-Agency Commercial Mortgage Backed Obligations	4,054,353,569	904,306,978	—	—	1,218,474,368	—

Collateralized Loan Obligations	2,735,122,973	359,897,695	—	1,284,588	1,153,027,870	1,958,049

Asset Backed Obligations	2,302,971,883	245,068,650	—	846,395	600,025,403	—

Other Short Term Investments	1,247,801,399	434,044,008	—	11,929,239	184,626,531	—

Foreign Corporate Bonds	—	1,570,839,774	1,097,600,865	—	1,124,706,881	6,295,663

US Corporate Bonds	—	1,493,481,314	—	—	402,182,531	37,728,192

Bank Loans	—	482,197,081	—	—	357,514,311	379,722,586

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	136,201,540	90,823,871	—	58,287,790	—

Municipal Bonds	—	10,719,414	—	—	—	—

Total Level 2	52,026,072,067	10,316,906,410	1,188,424,736	34,308,050	7,063,102,988	425,704,490

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	304,336,700	40,889,022	—	952,690	1,265,984	—

Asset Backed Obligations	—	8,645,077	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,467,652	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	1	—	—	—

Total Level 3	304,336,700	53,052,753	82,504	952,690	1,265,984	—

Total	$53,831,653,902	$12,220,966,754	$1,254,962,375	$216,770,344	$7,195,223,301	$429,214,061

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$1,186,553	$—	$—

Total Level 1	—	—	—	1,186,553	—	—

Level 2

Excess Return Swaps	—	—	—	4,238,171	—	—

Forward Currency Exchange Contracts	—	—	—	24,621	—	—

Total Level 2	—	—	—	4,262,792	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$5,449,345	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$372,839,493	$60,573,027	$5,132,014	$1,919,487	$38,402,511	$4,661,618

Affiliated Mutual Funds	200,149,451	98,118,347	—	—	—	—

Exchange Traded Funds and Common Stock	—	55,684	212,483	—	—	—

Total Level 1	572,988,944	158,747,058	5,344,497	1,919,487	38,402,511	4,661,618

Level 2

Collateralized Loan Obligations	883,965,159	218,861,055	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	856,607,591	147,592,980	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	788,584,247	266,652,250	—	—	—	—

Foreign Corporate Bonds	580,492,685	225,599,524	203,315,557	—	—	—

US Government and Agency Obligations	562,972,089	46,436,958	—	24,686,970	—	234,309,765

Bank Loans	516,108,185	104,524,399	—	—	—	—

Other Short Term Investments	456,884,469	—	—	3,672,854	401,666,910	—

Asset Backed Obligations	437,560,617	59,693,847	—	—	—	—

US Government and Agency Mortgage Backed Obligations	435,802,395	13,126,344	—	59,002,617	—	—

US Corporate Bonds	336,866,606	99,287,881	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	33,771,981	16,198,696	24,466,171	—	—	919,643,822

Total Level 2	5,889,616,024	1,197,973,934	227,781,728	87,362,441	401,666,910	1,153,953,587

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,265,672	477,174	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	31,211,480	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,267,170	31,690,154	4,494	—	—	—

Total	$6,464,872,138	$1,388,411,146	$233,130,719	$89,281,928	$440,069,421	$1,158,615,205

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$356,068	$—	$—

Total Level 1	—	—	—	356,068	—	—

Level 2

Excess Return Swaps	284,743,977	—	—	—	18,459,485	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	284,743,977	—	—	—	18,459,485	—

Level 3	—	—	—	—	—	—

Total	$284,743,977	$—	$—	$356,068	$18,459,485	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund

Investments in Securities

Level 1

Money Market Funds	$23,346,976	$4,052,022	$6,357,372	$3,798,084	$10,000,000

Affiliated Mutual Funds	—	—	5,902,549	—	—

Total Level 1	23,346,976	4,052,022	12,259,921	3,798,084	10,000,000

Level 2

Asset Backed Obligations	246,020,408	—	4,698,452	8,553,108	—

US Corporate Bonds	157,375,655	68,111,476	4,021,379	7,997,083	—

Foreign Corporate Bonds	100,403,384	48,490,129	5,455,203	9,886,010	—

Commercial Paper	—	118,290,775	—	—	—

Other Short Term Investments	—	4,983,174	398,161	7,174,369	—

Collateralized Loan Obligations	—	—	9,879,656	17,298,747	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	7,898,124	16,537,229	—

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,684,032	14,959,556	—

US Government and Agency Mortgage Backed Obligations	—	—	5,370,985	7,922,035	—

US Government and Agency Obligations	—	—	2,701,783	22,587,907	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	70,333	586,838	—

Bank Loans	—	—	—	6,765,844	—

Total Level 2	503,799,447	239,875,554	48,178,108	120,268,726	—

Level 3

Foreign Corporate Bonds	10,510,043	—	—	—	—

Asset Backed Obligations	4,477,833	—	—	—	—

Total Level 3	14,987,876	—	—	—	—

Total	$542,134,299	$243,927,576	$60,438,029	$124,066,810	$10,000,000

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(1,124,969)	—	—

Excess Return Swaps	—	—	3,240,159	11,938,843	—

Total Level 2	—	—	2,115,190	11,938,843	—

Level 3	—	—	—	—	—

Total	$—	$—	$2,115,190	$11,938,843	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$6,606	$(950,466)	$130,575	$132,843	$(38,769)	$-	$-	$31,211,480	$(958,143)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(25,101)	-	-	-	-	-	477,174	(25,101)
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$6,606	$(1,171,067)	$130,575	$329,843	$(38,769)	$-	$-	$31,690,154	$(983,244)

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$-	$222,722	$(679)	$-	$-	$-	$-	$10,510,043	$237,022
Asset Backed Obligations	4,987,050	2,565	1,152	-	-	(512,934)	-	-	4,477,833	2,663

Total	$15,275,050	$2,565	$223,874	$(679)	$-	$(512,934)	$-	$-	$14,987,876	$239,685

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$31,211,480	Market Comparables	Market Quotes	$90.31 - $104.69 ($97.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$477,174	Market Comparables	Yields	38.27% (38.27%)	Increase in yields would have resulted in the decrease in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,510,043	Market Comparables	Market Quotes	$106.50 ($106.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,477,833	Market Comparables	Market Quotes	$99.86 ($99.86)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.